Guarantor Financial Statements Consolidated Statements of Operations with Guarantor Information (Details) - USD ($) $ in Millions	3 Months Ended								4 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015 [1]	Jul. 05, 2015		Apr. 12, 2015 [1]	Sep. 28, 2014 [1]	Jul. 06, 2014 [1]	Apr. 13, 2014 [1]	Jan. 18, 2015 [1]	Jan. 19, 2014 [1]	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Sales	$ 3,703	$ 3,438	$ 3,632	[1]	$ 3,647	$ 3,256	$ 3,377	$ 3,322	$ 4,671	$ 4,239	$ 12,227	$ 11,951	$ 15,389	$ 14,194	$ 12,917
Cost of goods sold and occupancy costs	2,417	2,252	2,339	[1]	2,337	2,102	2,163	2,131	3,045	2,754	8,010	7,721	9,973	9,150	8,288
Gross profit	1,286	1,186	1,293	[1]	1,310	1,154	1,214	1,191	1,626	1,485	4,217	4,230	5,416	5,044	4,629
Selling, general and administrative expenses	1,057	1,080	1,032	[1]	1,029	925	951	947	1,330	1,209	3,458	3,392	4,472	4,032	3,682
Pre-opening expenses	18	14	12	[1]	20	22	18	11	21	16	49	53	67	67	52
Relocation, store closure and lease termination costs	2	4	2	[1]	6	2	2	2	4	5	8	12	16	11	12
Operating income (loss)	209	88	247	[1]	255	205	243	231	271	255	702	773	861	934	883
Investment and other income, net of interest expense	(1)	4	5	[1]	4	2	4	2	3	4	8	12	17	12	11
Equity in net income of subsidiaries	0		0								0	0	0	0	0
Income before income taxes	196	92	252	[1]	259	207	247	233	274	259	680	785	878	946	894
Provision for income taxes	76	36	98	[1]	101	79	96	91	107	101	261	306	342	367	343
Net income	120	$ 56	154	[1]	$ 158	$ 128	$ 151	$ 142	$ 167	$ 158	419	479	536	579	551
Parent Company [Member]
Sales	0		0								0	0	0	0	0
Cost of goods sold and occupancy costs	0		0								0	0	0	0	0
Gross profit	0		0								0	0	0	0	0
Selling, general and administrative expenses	0		0								0	0	0	0	0
Pre-opening expenses	0		0								0	0	0	0	0
Relocation, store closure and lease termination costs	0		0								0	0	0	0	0
Operating income (loss)	0		0								0	0	0	0	0
Investment and other income, net of interest expense	0		0								0	0	0	0	0
Equity in net income of subsidiaries	127		154								437	479	536	579	551
Income before income taxes	115		154								407	479	536	579	551
Provision for income taxes	(5)		0								(12)	0	0	0	0
Net income	120		154								419	479	536	579	551
Guarantor Subsidiaries [Member]
Sales	3,511		3,439								11,606	11,305	14,565	13,408	12,167
Cost of goods sold and occupancy costs	2,293		2,214								7,611	7,299	9,433	8,648	7,809
Gross profit	1,218		1,225								3,995	4,006	5,132	4,760	4,358
Selling, general and administrative expenses	996		971								3,262	3,185	4,182	3,780	3,450
Pre-opening expenses	17		12								44	51	65	60	46
Relocation, store closure and lease termination costs	2		2								8	11	15	10	12
Operating income (loss)	203		240								681	759	870	910	850
Investment and other income, net of interest expense	(1)		5								8	11	16	10	10
Equity in net income of subsidiaries	3		2								8	8	9	11	11
Income before income taxes	205		247								697	778	895	931	871
Provision for income taxes	79		95								265	300	345	357	330
Net income	126		152								432	478	550	574	541
Non-Guarantor Subsidiaries [Member]
Sales	229		229								741	770	968	920	897
Cost of goods sold and occupancy costs	160		160								516	542	679	632	624
Gross profit	69		69								225	228	289	288	273
Selling, general and administrative expenses	61		61								196	207	290	252	232
Pre-opening expenses	1		0								5	2	2	7	6
Relocation, store closure and lease termination costs	0		0								0	1	1	1	0
Operating income (loss)	7		8								24	18	(4)	28	35
Investment and other income, net of interest expense	(1)		(1)								(4)	(2)	(3)	(2)	(1)
Equity in net income of subsidiaries	8		13								23	31	38	48	52
Income before income taxes	14		20								43	47	31	74	86
Provision for income taxes	2		3								8	6	(3)	10	13
Net income	12		17								35	41	34	64	73
Eliminations [Member]
Sales	(37)		(36)								(120)	(124)	(144)	(134)	(147)
Cost of goods sold and occupancy costs	(36)		(35)								(117)	(120)	(139)	(130)	(145)
Gross profit	(1)		(1)								(3)	(4)	(5)	(4)	(2)
Selling, general and administrative expenses	0		0								0	0	0	0	0
Pre-opening expenses	0		0								0	0	0	0	0
Relocation, store closure and lease termination costs	0		0								0	0	0	0	0
Operating income (loss)	(1)		(1)								(3)	(4)	(5)	(4)	(2)
Investment and other income, net of interest expense	1		1								4	3	4	4	2
Equity in net income of subsidiaries	(138)		(169)								(468)	(518)	(583)	(638)	(614)
Income before income taxes	(138)		(169)								(467)	(519)	(584)	(638)	(614)
Provision for income taxes	0		0								0	0	0	0	0
Net income	$ (138)		$ (169)								$ (467)	$ (519)	$ (584)	$ (638)	$ (614)

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.